Investments (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments [Line Items]
Net carrying amount	€ 7,044	€ 3,511	€ 4,040
Proportion of ownership interest in associate	13.60%
Associates [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 1,452	1,063
Joint ventures [member]
Disclosure Of Investments [Line Items]
Net carrying amount	5,497	2,332
Unconsolidated structured entities [member]
Disclosure Of Investments [Line Items]
Net carrying amount	95	116
Eni BTC Ltd [Member] | Unconsolidated structured entities [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 31	€ 63
Proportion Of Ownership Interest In Investments In Unconsolidated Entities	100.00%	100.00%
Saipem SpA [Member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 1,288	€ 1,413
Proportion of ownership interest in joint venture	30.99%	31.00%
Saipem SpA [Member] | Joint ventures [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 1,228	€ 1,413
Proportion of ownership interest in joint venture	30.99%	31.00%
Union Fenosa Gas SA [Member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 335	€ 350
Proportion of ownership interest in joint venture	50.00%	50.00%
Union Fenosa Gas SA [Member] | Joint ventures [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 335	€ 350
Proportion of ownership interest in joint venture	50.00%	50.00%
Petro Junin SA [Member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 47	€ 210
Proportion of ownership interest in joint venture	40.00%	40.00%
Petro Junin SA [Member] | Joint ventures [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 47	€ 210
Proportion of ownership interest in joint venture	40.00%	40.00%
Gas Distribution Company of Thessaloniki [Member] | Joint ventures [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 137	€ 137
Proportion of ownership interest in joint venture	49.00%	49.00%
Lotte Versalis Elastomers Co Ltd [Member] | Joint ventures [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 75	€ 114
Proportion of ownership interest in joint venture	50.00%	50.00%
AET Raffineriebeteiligungsgesellschaft mbH [Member] | Joint ventures [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 32	€ 32
Proportion of ownership interest in joint venture	33.33%	33.33%
Angola LNG Ltd [Member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 95	€ 802
Proportion of ownership interest in associate		13.60%
Angola LNG Ltd [Member] | Associates [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 1,106	€ 802
Proportion of ownership interest in associate	13.60%	13.60%
United Gas Derivatives Co [Member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 102	€ 54
Proportion of ownership interest in associate	25.00%	25.00%
United Gas Derivatives Co [Member] | Associates [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 62	€ 82
Proportion of ownership interest in associate	33.33%	33.33%
Novamont SpA [Member] | Associates [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 67	€ 71
Proportion of ownership interest in associate	25.00%	25.00%
Coral FLNG SA [Member] | Associates [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 102	€ 54
Proportion of ownership interest in associate	25.00%	25.00%
Other investments [Member] | Associates [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 73	€ 54
Other investments [Member] | Joint ventures [member]
Disclosure Of Investments [Line Items]
Net carrying amount	47	76
Other investments [Member] | Unconsolidated structured entities [member]
Disclosure Of Investments [Line Items]
Net carrying amount	64	€ 53
CARDON IV SA [Member] | Joint ventures [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 98
Proportion of ownership interest in joint venture	50.00%
Commonwealth fusion system Llc [Member] | Associates [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 42
Proportion of ownership interest in associate	33.72%
Var Energi AS [Member] | Joint ventures [member]
Disclosure Of Investments [Line Items]
Net carrying amount	€ 3,498
Proportion of ownership interest in joint venture	69.60%